Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2024
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued expenses and other current liabilities

11. Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consisted of the following:

	2024	2023
	In thousands of USD
Salary payable	$1,477	$1,224
Others	150	88
Total	$1,627	$1,312